NON-CONTROLLING INTEREST	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 15 – NON-CONTROLLING INTEREST

On June 24, 2021 the Company formed CETY Capital LLC a wholly owned subsidiary of CETY. In addition, the company established CETY Renewables Ashfield LLC (“CRA”) a wholly owned subsidiary of Ashfield Renewables Ag Development LLC(“ARA”) with our partner, Ashfield AG (“AG”). The purpose of the joint venture is the development of a pyrolysis plant established to convert woody feedstock into electricity and BioChar by using high temperature ablative fast pyrolysis reactor for which Clean Energy Technology, Inc. holds the license for. The CRA is located in Ashfield, Massachusetts. Based upon the terms of the members’ agreement, the CETY Capital LLC owns a 75% interest and AG owns a 25% interest in Ashfield Renewables Ag Development LLC.

The consolidated financial statements reflect 100% of the assets and liabilities of CRA and report the current non-controlling interest of AG. The full results of CRA operations are reflected in the statement of income with the elimination of the non-controlling interest identified.

NON-CONTROLLING INTEREST

NOTE 14 – NON-CONTROLLING INTEREST

On June 24, 2021 the Company formed CETY Capital LLC a wholly owned subsidiary of CETY. In addition the company established CETY Renewables Ashfield LLC (“CRA”) a wholly owned subsidiary of Ashfield Renewables Ag Development LLC(“ARA”) with our partner, Ashfield AG (“AG”). The purpose of the joint venture is the development of a pyrolysis plant established to convert woody feedstock into electricity and BioChar by using high temperature ablative fast pyrolysis reactor for which Clean Energy Technology, Inc. holds the license for. The CRA is located in Ashfield, Massachusetts. Based upon the terms of the members’ agreement, the CETY Capital LLC owns a 75% interest and AG owns a 25% interest in Ashfield Renewables Ag Development LLC.

The consolidated financial statements reflect 100% of the assets and liabilities of CRA and report the current non-controlling interest of AG. The full results of CRA operations are reflected in the statement of income with the elimination of the non-controlling interest identified.